Precious metals delivery and purchase agreement (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 03, 2019
Disclosure of detailed information about property, plant and equipment [Line items]
Purchase agreement			$ 25.0
Sandstorm Gold Ltd [Member]
Disclosure of detailed information about property, plant and equipment [Line items]
Right for Sandstorm to subscribe common shares	$ 1.9
Credit-adjusted risk rate	10.10%	12.10%
Reclassification from contract liability to retained earnings		$ 5.2